Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
6. RECONCILIATION OF THE FINANCIAL STATEMENTS AND SCHEDULE H OF FORM 5500

The following is a reconciliation of net assets available for benefits as reported in the financial statements to the December 31, 2025 Form 5500:

	2025	2024
Net assets available for benefits as reported in the financial statements	$154,411,316	$151,168,238
Less: Employer contribution receivable	(68,869)	(95,066)
Net assets available for benefits as reported in the Form 5500	$154,342,447	$151,073,172

The following is a reconciliation of the statement of changes in net assets available for benefits as reported in the financial statements to the December 31, 2025 Form 5500:

2025
Net increase in net assets available for benefits per the financial statements	$3,243,078
Less: Employer contribution receivable at December 31, 2025	(68,869)
Plus: Employer contribution receivable at December 31, 2024	95,066
Net income per the Form 5500	$3,269,275